36. Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related Party Transactions
		Assets		Liabilities			Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2016	12.31.2018	12.31.2017	12.31.2016
Controlling shareholder
State of Paraná - dividends payable	-	-	112,196	85,710	-	-	-	-	-	-
CRC Transfer (Note 8)	1,445,042	1,516,362	-	-	188,797	90,712	188,918	-	-	-
"Luz Fraterna" Program (a)	10,353	168,405	-	-	-	-		-	-	-
2014 World Cup construction work (Note 15.1.2)	-	14,266	-	-	-	-		-	-	-
Morar Bem Paraná Program	-	261	-	-	-	1,165	5,502	-	-	-
Remuneration and employ social security charges assigned (b)	1,248	56	-	-	-	-		-	-	-
Telecommunication services (c)	15,788	28,750	-	-	41,375	40,396	29,763	-	-	-
Sistema Meteorológico do Paraná - Simepar (d)	-	-	181	-	-	-	-	(1,559)	(1,752)	(1,799)
.
Entities with significant influence
BNDES and BNDESPAR - dividends payable (e)	-	-	80,144	59,366	-	-	-	-	-	-
Financing (Note 22)	-	-	2,208,920	1,576,660	-	-	-	(131,379)	(140,537)	(149,794)
Debentures - Compagás (Note 23)	-	-	17,651	42,675	-	-	-	(2,625)	(5,242)	(2,883)
Debentures - wind farms (Note 23) (f)	-	-	268,286	281,448	-	-	-	(30,316)	(30,540)	(14,415)

State of Paraná investee
Sanepar (c) (g)	-	24	273	-	4,200	3,699	3,319	(5,227)	(1,783)	(1,455)
Use of water withdrawn from plants’ reservoirs	144	-	-	-	-	-	-	-	-	-
Dividends	-	12,095	-	-	-	-	-	-	-	-

Joint ventures
Voltalia São Miguel do Gostoso (Note 15.4)	-	38,169	-	-	294	3,513	3,509	-	-	-
Dividends	1,032	1,032	-	-	-	-	-	-	-	-

Caiuá Transmissora de Energia (h) (i) (j)	329	320	285	271	4,250	3,792	2,066	(14,869)	(13,700)	(15,595)
Dividends	3,316	1,991	-	-	-	-		-	-

Integração Maranhense Transmissora (h) (j)	-	-	58	43	-	-	-	(1,797)	(1,468)	(1,910)
Dividends	6,033	4,012	-	-	-	-	-	-	-	-

Matrinchã Transmissora de Energia (h) (j)	-	-	316	220	-	-	-	(9,514)	(6,636)	(4,043)
Dividends	21,470	36,840	-	-	-	-	-	-	-	-

Guaraciaba Transmissora de Energia (h) (j)	-	-	136	74	-	-	-	(4,475)	(3,202)	(966)
Dividends	15,869	11,541	-	-	-	-	-	-	-	-

Paranaíba Transmissora de Energia (h)	-	-	212	159	-	-	-	(6,595)	(3,642)	(283)
Dividends	8,544	7,093	-	-	-	-	-	-	-	-

Cantareira Transmissora de Energia (h)	-	-	170	-	-	-	-	(1,618)	-	-
Dividends	1,461	2,146	-	-	-	-	-	-	-	-

Mata de Santa Genebra Transmissão (h)	5,126	78	-	-	6,600	1,950	-	-	-	-
Dividends	-	3,264	-	-	-	-	-	-	-	-

Associates
Dona Francisca Energética S.A. (k)	-	-	1,436	1,436	-	-	-	(16,903)	(17,031)	(16,949)

Foz do Chopim Energética Ltda. (c) (h)	193	163	-	-	2,668	2,063	2,178	-	-	-
Dividends	18,071	-	-	-	-	-	-	-	-	-
Acquisition of power plant projects	-	-	19,461	-	-	-	-	-	-	-

Sercomtel S.A. Telecomunicações (c) (l)	2,226	3,778	-	-	8,051	8,153	8,210	(4)	(4)	(6)
.
Key management staff
Fees and social security charges (Note 32.2)	-	-	-	-	-	-	-	(27,368)	(28,876)	(26,021)
Pension and healthcare plans (Note 24.3)	-	-	-	-	-	-	-	(1,725)	(1,690)	(1,403)

Other related parties
Fundação Copel (c)	20	38	-	-	299	316	305	-	-	-
Administrative property rental	-	-	312	349	-	-	-	(15,396)	(16,347)	(13,519)
Pension and healthcare plans (Note 24.3)	-	-	968,763	866,103	-	-	-	-	-	-
.
Lactec (m)	-	-	1,601	1,762	-	-	-	(4,026)	(15,912)	(12,911)

a)	The Luz Fraterna Program, created under Law No. under ticker 491/2013 and No. 17,639/2013 allows the State Government to pay for the electricity bills of low income families in Paraná, which have duly applied for the program and provided that their consumption does not exceed 120 kWh per month. This benefit is available to residential customers with single-phase connections, rural customers with single-phase connections or two-phase connections with circuit breakers of up to 50 amperes. Applicants must not have more than one electricity bill under their names and must not have any pending debts to the Company.

In March 2018 the amount of R$ 159,274 was deducted. The principal interest, fine and monetary restatement, at December 31, 2011, totaled R$ 158,849. For these charges on electricity bills for the period of September 2010 to June 2015, a lawsuit filed against the State of Paraná was filed on November 5, 2018, relating to the payment of invoices pursuant to State Law No. 14,087/2003. We highlight that despite the negotiations maintained by the Management, seeking to settle this debt, uncertainties still exist regarding the realization of this asset and therefore, in view of this condition, this asset was not recognized, therefore, in accordance with the current accounting standards. For the tax treatment,  as determined by the Federal Revenue of Brazil in the Instruction Normative No. 1,753/2017, the Company has taxed this revenue. Management further emphasizes that it is making all necessary efforts and taking all necessary measures to preserve the Company’s interests.

b)	Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.
c)	Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure.
d)	The Meteorological System of Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar had contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
e)	BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 30.1). On December 22, 2018, it was ended the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998.
f)	BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel (Note 23).
g)	Basic sanitation provided by Sanepar.
h)	Charges for the use of the Transmission System and revenue from operating and maintenance contracts, engineering services and sharing of facilities with Copel GeT.

i)	Copel DIS has Contracts for Connecting to the Transmission System - CCT with Caiuá Transmissora de Energia, with expiration until the concession of the distributor or transmitter expires, whichever occurs first.
j)	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution No. 666/2015. Amounts are defined for four subsequent years, with annual reviews.
k)	Power purchase and sale agreement signed by Dona Francisca Energética and Copel GeT, expiring on March 31, 2025.
l)	Light pole sharing agreement, signed between Sercomtel S.A. Telecomunicações and Copel DIS.
m)	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associate. Lactec has service and R&D contracts with Copel GeT and Copel DIS, which are subject to prior or later control and approval by ANEEL.

Transactions arising from operations in a regulated environment are billed according to the criteria and definitions established by the regulatory agents.

36.1   Guarantees awarded to related parties

Sureties and guarantees granted by Copel to its subsidiaries for financing and debentures are informed in Notes 22 and 23. Copel provided financial guarantees, in the form of corporate guarantee letter, for power purchase agreements made by Copel GeT, in the total amount of R$ 3,246 (R$ 3,645 in 2017) and made by Copel Energia, in the amount of R$ 79,358 (R$ 49,584 in 2017).

Sureties and guarantees granted by Copel and Copel GeT for financing, debentures and insurance contracts of joint ventures are shown below:

			Date	Final	Amount	Balance	Interest	Amount
	Company	Operation	issued	maturity	approved	12.31.2018%		guarantees
(1)	Caiuá Transmissora	Financing	12.23.2013	02.15.2029	84,600	64,643	49.0	35,843
(2)	Guaraciaba Transmissora	Financing	09.28.2016	01.15.2031	440,000	510,075	49.0	191,133
(3)	Integração Maranhense	Financing	12.30.2013	02.15.2029	142,150	104,570	49.0	58,797
(4)	Mata de Santa Genebra	Financing	11.30.2017	07.15.2033	1,018,500	968,614	50.1	353,205
(5)	Matrinchã Transmissora	Financing	12.27.2013	05.15.2029	691,440	550,181	49.0	284,036
(6)	Matrinchã Transmissora	Debentures	05.15.2016	06.15.2029	180,000	203,327	49.0	97,740
(7)	Paranaíba Transmissora	Financing	10.21.2015	10.15.2030	606,241	559,720	24.5	143,925
(8)	Paranaíba Transmissora	Debentures	01.15.2017	03.15.2028	120,000	109,102	24.5	26,041
(9)	Voltália São Miguel do Gostoso Participações S.A. (a)	Debentures	01.15.2016	12.15.2028	57,000	49,424	49.0	26,569
(10)	Usina de Energia Eólica Carnaúba S.A. (a)	Financing	08.24.2015	11.15.2031	74,000	60,303	49.0	26,829
(11)	Usina de Energia Eólica Reduto S.A. (a)	Financing	08.24.2015	11.15.2031	70,000	56,547	49.0	26,827
(12)	Usina de Energia Eólica Santo Cristo S.A. (a)	Financing	08.24.2015	11.15.2031	74,000	59,234	49.0	25,220
(13)	Usina de Energia Eólica São João S.A. (a)	Financing	08.24.2015	11.15.2031	68,000	55,074	49.0	25,569
(14)	Cantareira Transmissora de Energia	Financing	12.28.2016	09.15.2032	426,834	471,449	49.0	208,101
(15)	Cantareira Transmissora de Energia	Debentures	01.09.2018	08.15.2032	100,000	107,059	49.0	49,000
								1,578,835
(a) Subsidiaries of Voltália São Miguel do Gostoso I Participações S.A.
Financial institution (fund provider):
BNDES: (1) (2) (3) (4) (5) (7) (10) (11) (12) (13) (14)
Allocation:
Investment Program and/or Working capital.
Endorsement/Security:
Provided by Copel Geração e Transmissão: (1) (3);
Provided by Copel: (2) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15)
Securities offered for the transaction:
Pledge of shares of Copel Geração e Transmissão proportional to the interest in projects.

Performance bond	Final	Amount	% endorsement	Amount
Company	maturity	Insured	Copel GeT	endorsement
Matrinchã Transmissora	09.30.2019	90,000	49.0	44,100
Guaraciaba Transmissora	04.30.2020	47,000	49.0	23,030
Mata de Santa Genebra	11.29.2019	78,300	50.1	39,228
Cantareira Transmissora	08.31.2019	31,200	49.0	15,288
				121,646